Goodwill and Intangible Assets, Net - Details of Total Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Beginning Balance	$ 2,444,895	$ 2,221,209
Goodwill resulting from acquisitions	17,484	227,283
Other	456	(3,597)
Goodwill, Ending Balance	$ 2,462,835	$ 2,444,895